Cover	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	Priority Technology Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37872
Entity Tax Identification Number	47-4257046
Entity Address, Address Line One	2001 Westside Parkway
Entity Address, Address Line Two	Suite 155
Entity Address, City or Town	Alpharetta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30004
City Area Code	800
Local Phone Number	935-5961
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PRTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001653558
Amendment Flag	false
Entity Addresses [Line Items]
Local Phone Number	935-5961
City Area Code	800